Cover	Jan. 06, 2022
Cover [Abstract]
Entity Registrant Name	GUIDED THERAPEUTICS, INC.
Entity Central Index Key	0000924515
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Jan. 06, 2022
Entity File Number	000-22179
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	58-2029543
Entity Address Address Line 1	5835 Peachtree Corners East
Entity Address Address Line 2	Suite B
Entity Address City Or Town	Peachtree Corners
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30092
City Area Code	770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	242-8723